As filed with the Securities and Exchange Commission on September 20, 2002

                                                        File No. 333-94785
                                                                 811-07467
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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]
                        Post Effective Amendment No. 4

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              [x] Amendment No. 49

                        (Check appropriate box or boxes)

                  ALLSTATE LIFE OF NEW YORK SEPARATE ACCOUNT A
                           (Exact Name of Registrant)

                   ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                               ONE ALLSTATE DRIVE
                                  P.O. BOX 9095
                          FARMINGVILLE, NEW YORK 11738
                                  516/451-5300
         (Address and Telephone number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
       (Name, Complete Address and Telephone Number of Agent For Service)


                        Copies of all communications to:

RICHARD T. CHOI, ESQUIRE                 DAVID A. McHALE, ESQUIRE
FOLEY & LARDNER                          ALLSTATE LIFE NSURANCE
3000 K STREET, N.W.                      COMPANY OF NEW YORK
SUITE 500                                3100 SANDERS ROAD
WASHINGTON, D.C. 20007                   SUITE J5B
                                         NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on May 1, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of interest in the Allstate Life of New York Separate Account A under deferred variable annuity contracts.

                   Allstate Life Insurance Company of New York
                  Allstate Life of New York Separate Account A
                  Supplement, dated September 20, 2002, to the
             "Allstate Custom Portfolio Variable Annuity" Prospectus dated May 1, 2002, now marketed as the "Custom Portfolio Variable Annuity"

The purpose of this supplement is to change the contract name of the "Allstate Custom Portfolio Variable Annuity" to the "Custom Portfolio Variable Annuity".


Your prospectus is amended as follows:

Replace all references to the "Allstate Custom Portfolio Variable Annuity" with the new Contract name of "Custom Portfolio Variable Annuity."